Average Annual Total Returns - StrategicAdvisersSmall-MidCapFund-PRO - StrategicAdvisersSmall-MidCapFund-PRO - Strategic Advisers Small-Mid Cap Fund	Apr. 29, 2023
Strategic Advisers Small-Mid Cap Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(20.24%)
Past 5 years	5.49%
Past 10 years	9.41%
Strategic Advisers Small-Mid Cap Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(21.27%)
Past 5 years	3.30%
Past 10 years	7.30%
Strategic Advisers Small-Mid Cap Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(11.17%)
Past 5 years	4.05%
Past 10 years	7.25%
RS025
Average Annual Return:
Past 1 year	(18.37%)
Past 5 years	5.89%
Past 10 years	10.03%